Commitments and contingent liabilities - Narrative (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Comet Therapeutics Inc.
Disclosure of contingent liabilities [line items]
Asset acquisition, contingent consideration liability	$ 25,000